Condensed Statements of Operations - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Revenue	€ 13,140,771	€ 31,148,676	€ 17,154,621
Cost and Expenses
Cost of revenues	10,842,319	26,514,681	13,674,534
Cost of revenues - related parties	1,201,244	30,696	1,224,811
Selling and administrative	1,544,419	1,498,499	883,319
Selling and administrative - related parties	995,435	547,912	244,216
Salaries and benefits	1,105,128	866,634	547,280
Salaries and benefits - related parties	9,999
Bad debt expense	84,394	19,454	102,966
Total Cost and Expenses	15,782,938	29,477,876	16,677,126
Income (Loss) from operations	(2,642,167)	1,670,800	477,495
Other Income (Expense)
Other income		890
Interest income	444
Interest expense	(406,031)	(308,982)	(138,212)
Foreign exchange gain (loss)	(82,881)	32,384	8,939
Total Other Income (Expense)	(488,468)	(275,708)	(129,273)
Net Income (Loss) Before Income Tax	(3,130,635)	1,395,092	348,222
Income tax Expense (Recovery)
- Current	(93,022)	364,086	81,000
- Deferred	(1,023,826)	2,428
Net Income (Loss)	€ (2,013,788)	€ 1,028,578	€ 267,222
Basic Net Income per Ordinary Share (in Euro per share)	€ (0.04)	€ 0.02	€ 0.01
Weighted Average Number of Common Shares Outstanding - Basic (in Shares)	51,469,262	50,085,700	50,085,700
Revenue
Total Revenue	€ 11,723,132	€ 30,309,572	€ 17,004,670
Revenue - related parties
Total Revenue	1,380,547	836,804	149,403
Other operating income
Total Revenue	€ 37,092	€ 2,300	€ 548